UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4570

Name of Registrant:Vanguard New York Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2009 – November 30, 2010

Item 1: Reports to Shareholders

Vanguard New York Tax-Exempt Funds
Annual Report

November 30, 2010

Vanguard New York Tax-Exempt Money Market Fund
Vanguard New York Long-Term Tax-Exempt Fund

> After generating exceptional results a year ago, tax-exempt municipal bonds generally posted low- to mid-single-digit returns for the 2010 fiscal year. Money market fund returns continued to hover near zero.

> For the 12 months ended November 30, 2010, Vanguard New York Tax-Exempt Money Market Fund returned 0.10%, a record low that was still slightly ahead of the average return of its state peer group.

> Vanguard New York Long-Term Tax-Exempt Fund returned 4.20% for Investor Shares and 4.28% for Admiral Shares, trailing its comparative standards.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
New York Tax-Exempt Money Market Fund.	11
New York Long-Term Tax-Exempt Fund.	28
About Your Fund’s Expenses.	58
Glossary.	60

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2010
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields	Yields	Returns	Returns	Returns
Vanguard New York Tax-Exempt Money
Market Fund	0.13%	0.22%	0.10%	0.00%	0.10%
New York Tax-Exempt Money Market Funds
Average					0.01
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	3.08%	5.21%	3.93%	0.27%	4.20%
Admiral™ Shares	3.16	5.34	4.01	0.27	4.28
Barclays Capital 10 Year Municipal Bond Index					5.51
New York Municipal Debt Funds Average					4.77

New York Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

7-day SEC yield for the New York Tax-Exempt Money Market Fund; 30-day SEC yield for the New York Long-Term Tax-Exempt Fund.

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2009 , Through November 30, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New York Tax-Exempt Money
Market Fund	$1.00	$1.00	$0.001	$0.000
Vanguard New York Long-Term Tax-Exempt
Fund
Investor Shares	$11.01	$11.04	$0.429	$0.000
Admiral Shares	11.01	11.04	0.438	0.000

Chairman’s Letter

Dear Shareholder:

Traditionally, municipal bonds have often been seen as the investment equivalent of your grandfather’s sedan—staid but generally safe and reliable. After staging an impressive recovery a year ago, munis were indeed fairly steady in the 2010 fiscal year—until a late-summer rally, which was followed by a sharp reversal. November was the most volatile month in the municipals market since the financial crisis erupted in the fall of 2008.

Still, despite a decline of more than 2% in November, Vanguard New York Long-Term Tax-Exempt Fund returned about 4% for the 12 months ended November 30. Almost all of the fund’s return came from income rather than capital appreciation. Because of its high-quality orientation, the fund lagged the average return of New York state peer funds, which benefited from the market’s sizable appetite for risk during much of 2010. On November 30, the fund’s 30-day SEC yield for Investor Shares was 3.08%, down 3.32% from a year earlier.

Vanguard New York Tax-Exempt Money Market Fund returned 0.10%, its lowest fiscal-year return ever. With short-term interest rates anchored near zero for almost two years by Federal Reserve policy, the fund’s ending yield was 0.13%, almost unchanged from 0.11% a year ago.

On a taxable-equivalent basis, each fund’s yield was higher, as shown on page 1. Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of November 30, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

Also, please note that as part of our ongoing efforts to lower the cost of investing for all of our clients, we have broadened the availability of our lower-cost Admiral Shares, reducing the Admiral minimums for most of our actively managed funds from $100,000 to $50,000.

Bonds produced good returns amid fiscal and monetary drama
Although global stock markets produced superior returns, bond markets provided the more dramatic setting in the past year.

The yield of the 10-year U.S. Treasury note declined sharply as a variety of forces—including Europe’s sovereign debt crisis and anticipation that the Federal Reserve would begin a new round of Treasury buying—drove investors into low-yielding government bonds.

The municipal bond market contended with somewhat sensational headlines about the strains on state and local budgets, and also with changes in the composition of the bond supply resulting largely from the fast-growing issuance of Build America Bonds (BABs). The broad U.S. bond market returned about 6% for the full year, while the tax-exempt municipal market returned almost 5%.

Market Barometer
		Average Annual Total Returns
		Periods Ended November 30, 2010
	One	Three	Five
	Year	Years	Years
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	6.02%	6.39%	6.23%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	4.76	4.86	4.67
Citigroup Three-Month U.S. Treasury Bill Index	0.12	0.79	2.36

Stocks
Russell 1000 Index (Large-caps)	11.48%	-4.66%	1.30%
Russell 2000 Index (Small-caps)	26.98	-0.37	2.79
Dow Jones U.S. Total Stock Market Index	13.39	-3.88	1.84
MSCI All Country World Index ex USA (International)	5.69	-7.41	4.69

CPI
Consumer Price Index	1.14%	1.35%	2.06%

As bond prices rise and yields decline, the opportunity for continued strength in the bond market diminishes. Near the end of the period, prices retreated in both the taxable and tax-exempt markets.

Periods of strength and weakness added up to solid stock returns
Stock prices followed a tortuous path to solid 12-month gains. Strength at the start of the year was followed by a summer of weakness and then an autumn revival. The broad U.S. stock market returned more than 13% for the period. Non-U.S. markets had a more modest return approaching 6%, restrained by the fiscal and political dramas in Europe and the dollar’s gains relative to the euro.

A volatile second half crimped full-year returns
It was an uneventful year for money market funds. Their rock-bottom interest rates kept investors generally focused on the higher yields available on longer-term securities. With the help of its low expense ratio, the New York Tax-Exempt Money Market Fund stayed a step ahead of its peer group’s average return.

In contrast, the municipal bond market encountered some turbulence in the second half of the year. After a relatively stable first half, municipal bond prices rallied in July and even more in August—thanks in part to a relatively light supply of new tax-exempt bonds, the possibility of

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
New York Tax-Exempt Money Market
Fund	0.17%	—	0.55%
New York Long-Term Tax-Exempt Fund	0.20	0.12%	1.08

The fund expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2010, the funds’ expense ratios were: for the New York Tax-Exempt Money Market Fund, 0.17%; and for the New York Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Peer groups: For the New York Tax-Exempt Money Market Fund, New York Tax-Exempt Money Market Funds; for the New York Long-Term Tax-Exempt Fund, New York Municipal Debt Funds.

higher federal income tax rates after 2010, and slow economic growth (which kept a lid on interest rates). In late August, yields fell to three-decade lows across many maturities in the broad municipal market.

November saw a dramatic turnabout, driven in part by the potential implications of election results and the Fed’s second round of Treasury bond purchases. Other factors included the prospect of an abundant supply of tax-exempt issues and some (briefly) encouraging jobs reports pointing to a stronger economy and possibly higher interest rates. As Treasury yields rose, tax-exempt bond yields also climbed—and prices fell. In November, the tax-exempt yields of several maturities of AAA-rated general-obligation bonds rose above those of comparable-term taxable Treasuries—an atypical relationship last seen in spring 2009.

Fiscal strains posed challenges; BABs helped ease the pain
The muni market’s ups and downs took place against a backdrop of fiscal challenges. Even as state revenue collections—including New York’s—began to improve after the worst financial setbacks since the Great Depression, the budget gaps faced by many states and municipalities remained sobering. New York state legislators were about four months late in passing the budget for the 2011 fiscal year as they looked for ways to raise taxes and cut spending. Still, the state unemployment rate has remained

Total Returns
Ten Years Ended November 30, 2010
Average
Annual Return
New York Tax-Exempt Money Market Fund	1.78%
New York Tax-Exempt Money Market Funds Average	1.41
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

New York Long-Term Tax-Exempt Fund Investor Shares	4.90%
Barclays Capital 10 Year Municipal Bond Index	5.57
New York Municipal Debt Funds Average	4.29
New York Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

below the national average and Wall Street, an engine of the Empire State’s economy, appears on track for another profitable year—but with fewer jobs.

Across the nation, state and local authorities are grappling with how to pay for public-sector workers’ post-employment benefits such as pensions and retiree health care. In New York, for example, most newly hired state employ-ees are now required to contribute more to their pension benefits.

The fiscal crunch has been tempered somewhat by the generous federal interest rate subsidies available through the BABs program, which has its roots in the difficulties faced by state and local borrowers during the nation’s financial crisis. (Your funds do not hold these bonds because they are taxable.) More than $165 billion of BABs have been issued nationwide since the program was introduced in early 2009 as part of the massive federal stimulus package. BABs have diminished the issuance of new tax-exempt bonds: In calendar year 2010 through November, tax-exempt supply fell to its lowest level in about a decade. This shortage, especially in bonds of longer maturities, led investors to bid up tax-exempt prices—at least, until November.

New York State ranked second, behind California, in the amount of BABs sold by all issuers from 2009 through November 30, 2010. And two New York City issuers—the Municipal Water Finance Authority and the Transitional Finance Authority—were among the November stampede of borrowers seeking to take advantage of the expiring interest rate subsidy. (Congress allowed the BABs program to expire as scheduled on December 31. With borrowers rushing to beat the deadline, taxable municipal bond issuance during December appeared on target to exceed tax-exempt issuance for the first month ever.)

For more information on the funds’ positioning and performance during the past year, please see the Advisor’s Report following this letter.

A conservative approach has proven its worth
Over the years, the funds’ advisor, Vanguard Fixed Income Group, has focused on high-quality tax-exempt securities. This approach, along with disciplined portfolio management and low costs, has rewarded shareholders. For the ten years ended November 30, 2010, the average annual returns of the New York State Tax-Exempt Funds exceeded the funds’ peer averages by margins considered significant in the world of fixed income investing.

Shareholders have also benefited from the advisor’s stringent credit analysis, a Vanguard hallmark. As fiscal fortunes have diverged, it has become harder for individual investors to evaluate the credit-worthiness of a wide range of municipal borrowers. Because there are no remaining AAA-rated insurance companies, investors can’t look to guarantees to provide assurance. In addition, a nationwide “recalibration” of municipal bond ratings by two major credit-rating agencies has blurred some of the distinctions among issuers. These factors underscore the importance of the objective insights of Vanguard’s experienced team of credit analysts, who work closely with our portfolio managers and traders.

Diversification and credit analysis aren’t likely to go out of style
Because twists and turns in the bond markets are often as unpredictable as those in the stock markets, we encourage you to diversify your bond holdings, consistent with the investment objectives and principles you consider in managing all of your assets. And always keep in mind the importance of skilled credit analysis. The Vanguard New York Tax-Exempt Funds can help—by offering you a low-cost, diversified portfolio of New York securities that meet the high standards of our credit analysts.

Many investors are concerned about what may happen to their bond portfolios if interest rates rise. Conventional wisdom might suggest reallocating some of those assets into shorter-maturity bond funds,

which are often thought to be less sensitive to changes in interest rates. Recent Vanguard research, however, underscores the benefits of maintaining a broadly diversified fixed income portfolio regardless of the future direction of interest rates. In fact, our research suggests that greater uncertainty about the outlook for economic growth, the deficit, inflation, and interest rates supports more fixed income diversification, not less.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
December 9, 2010

Advisor’s Report

For the fiscal year ended November 30, 2010, Vanguard New York Tax-Exempt Money Market Fund returned 0.10%, ahead of the 0.01% average return of its peer group. The New York Long-Term Tax-Exempt Fund returned 4.20% for Investor Shares and 4.28% for Admiral Shares, trailing the 4.77% average return of competing New York funds and the result for its diversified Barclays Capital index benchmark.

The investment environment
A look at changes in tax-exempt yields for the fiscal year as a whole—shown in the table below—does not do justice to the unusual degree of volatility that the municipal bond market experienced as the year drew to a close.

Until November, the period was characterized by a general slide in yields across the maturity curve, but for different reasons. The Federal Reserve kept interest rates—and, in effect, the returns on money market funds—near zero throughout the year. Scrambling for higher yields, investors turned to intermediate-term municipals, pushing up their prices and pushing down their yields. (As you know, bond prices and yields are inversely related.)

Among the longest-term tax-exempt bonds, demand clashed with a shortage of supply as states and local governments took advantage of federal subsidies to issue taxable municipal bonds, known as Build America Bonds (BABs). About a third of the $40 billion in New York bonds issued by the state and local governments during the

Yields of Tax-Exempt Municipal Bonds
(AAA-Rated General-Obligation Issues)
	November 30,	November 30,
Maturity	2009	2010
2 years	0.61%	0.60%
5 years	1.50	1.36
10 years	2.78	2.79
30 years	4.28	4.28
Source: Vanguard.

fiscal year were BABs. The temporary BABs program, designed to help fiscally stressed states and municipalities reduce debt financing costs, came into existence because of the early-2009 federal stimulus program and was designed to expire on December 31, 2010. Another December 31 deadline—the scheduled expiration of federal tax breaks—spurred demand for tax-exempt securities as uncertainty persisted about what Congress might do. [The BABs program ended on schedule, while the reduced tax rates were extended for two years.]

In August and September, municipal yields reached historical lows. In the final month of the fiscal year, however, the slide in yields (money market funds excepted) abruptly reversed, erasing all or much of the decline, depending on maturity, of the preceding 11 months. November turned out to be the most volatile month for municipal bonds since the height of the financial crisis in the fall of 2008. A new mix of factors led to a sell-off, with many investors moving assets from municipal bond funds to alternatives such as tax-exempt money market funds, despite their scant yields. The volatility and fund outflows continued in December.

November opened with the midterm elections, the results of which led many investors to expect that federal tax cuts would be extended. Immediately afterward, the Federal Reserve announced its widely anticipated program to purchase huge quantities of Treasury bonds, an action intended to stimulate the economy by lowering long-term interest rates. Nonetheless, Treasury yields rose in response to economic data suggesting a possibility of inflation to come. Muni yields followed.

Further upward pressure on yields in November came from expectations of swelling new-issue supply and sales of bonds by mutual funds that needed to raise cash for redemptions. (The Vanguard municipal bond funds have had adequate reserves to meet redemptions.) As of November 30, the yields of longer-term tax-exempt bonds had risen above those of taxable Treasuries, an inversion of the typical pattern.

Management of the funds
The turbulence that characterized the municipal bond market as the fiscal year ended did not reflect a material change in the credit fundamentals of bond issuers. State and local governments remain under great fiscal stress, of course, although the recession technically ended in June 2009. As in previous economic recoveries, the municipal sector tends to lag the general economy because time is needed for higher personal and business income to flow through the tax system. The road to improvement is likely to be longer than usual because of the depth of the recent recession, the worst since the Great Depression.

For this and other reasons, investors are understandably concerned about the health of muni bond issuers and their ability to make principal and interest payments on time. That is why close monitoring of the financial condition of state and local governments has always been a crucial component of our investment activities. Vanguard’s highly experienced credit analysts review each potential addition to our portfolios and reject those that don’t pass our rigorous evaluation process.

In view of the uncertainties surrounding the pace of the economic recovery, we held the New York Long-Term Tax-Exempt Fund at a neutral average weighted duration compared with its benchmark index. As a consequence, interest rate positioning had no significant impact on the fund’s performance during this fiscal year.

Outlook
We expect to see more headlines citing the plight of state and local governments, and more comparisons between the states and European nations facing fiscal stress. We are confident, however, that states and municipalities will make the tough and unpleasant decisions about tax and service levels necessary to balance their budgets in the short term and address longer-term challenges, such as adequately funding retiree benefits. It’s a process that likely won’t be smooth, in the give-and-take of the political arena.

Nonrenewal of the BABs program would imply more tax-exempt issuance in 2011, especially in the long-term portion of the municipal market. If this happens, the additional supply could produce lower prices and higher yields at the long end of the yield curve.

Pamela Wisehaupt Tynan, Principal, Portfolio Manager

Michael G. Kobs, Portfolio Manager

Christopher W. Alwine, CFA, Principal, Head of Municipal Money Market and Bond Groups

December 21, 2010

New York Tax-Exempt Money Market Fund

Fund Profile
As of November 30, 2010

Financial Attributes
Ticker Symbol	VYFXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.13%
Average Weighted
Maturity	40 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for
Credit Quality.

1 The expense ratio shown is from the prospectus dated April 22, 2010, and represents estimated costs for the current fiscal year. For the fiscal year ended November 30, 2010, the expense ratio was 0.17%.

New York Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2000, Through November 30, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
New York Tax-Exempt Money Market
Fund	0.10%	1.92%	1.78%	$11,931
– – – – New York Tax-Exempt Money Market
Funds Average	0.01	1.60	1.41	11,501
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend information.

New York Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 2000, Through November 30, 2010

		NY Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2001	2.79%	2.35%
2002	1.32	0.91
2003	0.89	0.53
2004	1.03	0.58
2005	2.18	1.70
2006	3.28	2.81
2007	3.60	3.12
2008	2.32	1.88
2009	0.36	0.24
2010	0.10	0.01

7-day SEC yield (11/30/2010): 0.13%
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New York Tax-Exempt Money
Market Fund	9/3/1997	0.10%	2.01%	1.85%

New York Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information). In addition, the fund publishes its holdings on a monthly basis at vanguard.com.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
New York (98.4%)
Albany NY Industrial Development Agency
Civic Facility Revenue (CHF Holland Suites
LLC Project) VRDO	0.270%	12/7/10 LOC	12,430	12,430
Amherst NY Development Corp. Student
Housing Facility Revenue VRDO	0.260%	12/7/10 LOC	6,000	6,000
Chappaqua NY Central School District TAN	2.000%	6/30/11	8,000	8,068
Cheektowaga NY BAN	2.000%	7/21/11	8,300	8,376
Chemung County NY Industrial Development
Agency Civic Facility Revenue
(Elmira College Project) VRDO	0.280%	12/7/10 LOC	9,800	9,800
Clifton Park NY Industrial Development Agency
Multifamily Housing Revenue (Coburg Village
Senior Housing Project) VRDO	0.280%	12/7/10 LOC	10,945	10,945
Columbia County NY Capital Resource Corp.
Civic Facility Revenue (Columbia Memorial
Hospital Project) VRDO	0.280%	12/7/10 LOC	6,000	6,000
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	0.280%	12/7/10 LOC	5,250	5,250
Erie County NY Fiscal Stability Authority BAN	1.250%	7/29/11	20,000	20,114
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.270%	12/7/10 LOC	29,575	29,575
Half Hollow Hills NY Central School District
Huntington & Babylon TAN	2.000%	6/30/11	39,000	39,385
Hauppauge NY Union Free School District TAN	2.000%	6/28/11	25,000	25,239
Huntington NY Union Free School District TAN	1.500%	6/24/11	25,000	25,161
Islip NY BAN	2.000%	12/16/10	5,520	5,524
Ithaca City NY City School District BAN	1.500%	7/8/11	15,000	15,102
Liberty New York Development Corp. Revenue
(Greenwich LLC) VRDO	0.320%	12/7/10 LOC	15,375	15,375
Long Island NY Power Authority Electric
System Revenue CP	0.300%	2/7/11 LOC	24,000	24,000
Metropolitan New York Transportation
Authority RAN	2.000%	12/31/10	25,000	25,033
1 Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB VRDO	0.310%	12/7/10 (4)	7,510	7,510

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB VRDO	0.310%	12/7/10 (13)	7,840	7,840
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.280%	12/7/10 LOC	40,310	40,310
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.280%	12/7/10 LOC	13,460	13,460
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.280%	12/7/10 LOC	14,595	14,595
1 Metropolitan New York Transportation Authority
Revenue (Service Contract) TOB VRDO	0.330%	12/7/10 (4)	4,495	4,495
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) VRDO	0.310%	12/1/10 LOC	25,900	25,900
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.310%	12/7/10 (13)	19,005	19,005
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.320%	12/7/10 (13)	6,000	6,000
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.400%	12/7/10 (4)	3,620	3,620
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.400%	12/7/10 (4)	6,510	6,510
Metropolitan New York Transportation Authority
Revenue VRDO	0.270%	12/7/10 LOC	15,350	15,350
Metropolitan New York Transportation Authority
Revenue VRDO	0.300%	12/7/10 LOC	10,000	10,000
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Cherry Ridge)
VRDO	0.240%	12/7/10 LOC	7,060	7,060
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Cherry Ridge)
VRDO	0.240%	12/7/10 LOC	3,000	3,000
Monroe County NY Industrial Development
Agency Civic Facility Revenue
(Monroe Community College) VRDO	0.270%	12/7/10 LOC	3,800	3,800
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Nazareth College)
VRDO	0.300%	12/7/10 LOC	6,385	6,385
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.250%	12/7/10	41,100	41,100
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.250%	12/7/10	46,100	46,100
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.260%	12/7/10	10,000	10,000
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.280%	12/7/10	5,000	5,000
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.290%	12/7/10	20,000	20,000
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance Program)
VRDO	0.390%	12/7/10 LOC	8,000	8,000
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance Program)
VRDO	0.610%	12/7/10 LOC	4,320	4,320
New York City NY Cultural Resources Revenue
(American Museum of Natural History) VRDO	0.250%	12/7/10	17,965	17,965

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Cultural Resources Revenue
(Asia Society) VRDO	0.300%	12/7/10 LOC	2,430	2,430
New York City NY Cultural Resources Revenue
(Lincoln Center for the Performing Arts Inc.)
VRDO	0.280%	12/7/10 LOC	13,000	13,000
New York City NY Cultural Resources Revenue
(Manhattan School of Music) VRDO	0.250%	12/7/10 LOC	7,200	7,200
New York City NY Cultural Resources Revenue
(Pierpont Morgan Library) VRDO	0.270%	12/7/10 LOC	13,480	13,480
New York City NY Cultural Resources Revenue
(The Metropolitan Museum of Art) VRDO	0.290%	12/7/10	40,100	40,100
New York City NY Cultural Resources Revenue
(The Metropolitan Museum of Art) VRDO	0.290%	12/7/10	57,460	57,460
New York City NY GO	5.250%	3/15/11 (Prere.)	5,000	5,120
New York City NY GO	2.000%	8/1/11	9,325	9,430
New York City NY GO	3.000%	8/1/11	17,800	18,119
1 New York City NY GO TOB VRDO	0.290%	12/1/10 LOC	6,195	6,195
New York City NY GO VRDO	0.280%	12/1/10 LOC	7,585	7,585
New York City NY GO VRDO	0.300%	12/1/10 (4)	2,000	2,000
New York City NY GO VRDO	0.300%	12/1/10 (4)	8,930	8,930
New York City NY GO VRDO	0.300%	12/1/10 (4)	1,400	1,400
New York City NY GO VRDO	0.300%	12/1/10 (4)	12,365	12,365
New York City NY GO VRDO	0.300%	12/1/10 (4)	5,300	5,300
New York City NY GO VRDO	0.300%	12/1/10 (4)	13,020	13,020
New York City NY GO VRDO	0.240%	12/1/10 LOC	3,650	3,650
New York City NY GO VRDO	0.280%	12/7/10 LOC	23,000	23,000
New York City NY GO VRDO	0.280%	12/7/10 LOC	30,000	30,000
New York City NY GO VRDO	0.320%	12/7/10 LOC	14,725	14,725
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.310%	12/7/10 LOC	14,200	14,200
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	0.530%	5/13/11	22,720	22,720
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	0.410%	9/15/11	16,575	16,575
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.320%	12/7/10	20,000	20,000
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.400%	12/7/10	21,840	21,840
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (89 Murray
Street Development) VRDO	0.270%	12/7/10 LOC	45,800	45,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(First Avenue Development)	0.270%	12/7/10 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.270%	12/7/10 LOC	53,100	53,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Ocean Gate Development) VRDO	0.370%	12/7/10 LOC	32,530	32,530
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.270%	12/7/10 LOC	32,000	32,000
New York City NY Industrial Development
Agency Civic Facility Revenue
(Civil Liberties Union) VRDO	0.240%	12/1/10 LOC	13,465	13,465

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Industrial Development
Agency Civic Facility Revenue
(Grace Church School) VRDO	0.280%	12/7/10 LOC	4,910	4,910
New York City NY Industrial Development
Agency Civic Facility Revenue (Jewish Board
of Family Services) VRDO	0.250%	12/7/10 LOC	14,340	14,340
New York City NY Industrial Development
Agency Civic Facility Revenue (Lycee Francais
De New York Project) VRDO	0.250%	12/7/10 LOC	13,350	13,350
New York City NY Industrial Development
Agency Civic Facility Revenue
(Mercy College Project) VRDO	0.280%	12/7/10 LOC	12,365	12,365
New York City NY Industrial Development
Agency Civic Facility Revenue
(New York Congregational Nursing
Center Project) VRDO	0.280%	12/7/10 LOC	4,400	4,400
New York City NY Industrial Development
Agency Civic Facility Revenue
(New York Law School) VRDO	0.250%	12/7/10 LOC	15,500	15,500
New York City NY Industrial Development
Agency Civic Facility Revenue
(United Jewish Appeal) VRDO	0.250%	12/7/10	17,800	17,800
New York City NY Industrial Development
Agency Special Facility Revenue
(Korean Air Lines) VRDO	0.280%	12/7/10 LOC	14,100	14,100
New York City NY Industrial Development
Agency Special Facility Revenue
(Korean Air Lines) VRDO	0.280%	12/7/10 LOC	12,400	12,400
1 New York City NY Municipal Water
Finance Authority Water & Sewer
System Revenue TOB VRDO	0.280%	12/1/10	4,500	4,500
1 New York City NY Municipal Water
Finance Authority Water & Sewer
System Revenue TOB VRDO	0.290%	12/7/10	11,000	11,000
1 New York City NY Municipal Water
Finance Authority Water & Sewer
System Revenue TOB VRDO	0.300%	12/7/10	10,000	10,000
1 New York City NY Municipal Water
Finance Authority Water & Sewer
System Revenue TOB VRDO	0.300%	12/7/10	4,450	4,450
New York City NY Municipal Water
Finance Authority Water & Sewer
System Revenue VRDO	0.230%	12/1/10	14,000	14,000
New York City NY Municipal Water
Finance Authority Water & Sewer
System Revenue VRDO	0.240%	12/1/10	50,280	50,280
New York City NY Municipal Water
Finance Authority Water & Sewer
System Revenue VRDO	0.260%	12/1/10	12,500	12,500
New York City NY Municipal Water
Finance Authority Water & Sewer
System Revenue VRDO	0.270%	12/1/10	32,500	32,500
New York City NY Municipal Water
Finance Authority Water & Sewer
System Revenue VRDO	0.260%	12/7/10	15,400	15,400

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Municipal Water
Finance Authority Water & Sewer
System Revenue VRDO	0.300%	12/7/10	5,000	5,000
1 New York City NY Sales Tax Asset
Receivable Corp. Revenue TOB VRDO	0.330%	12/7/10	19,610	19,610
1 New York City NY Sales Tax Asset
Receivable Corp. Revenue TOB VRDO	0.330%	12/7/10	12,845	12,845
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	1/15/11	4,750	4,777
1 New York City NY Transitional Finance
Authority Building Aid Revenue TOB VRDO	0.290%	12/7/10 LOC	9,950	9,950
New York City NY Transitional Finance
Authority Future Tax Revenue	5.375%	2/1/11 (Prere.)	8,385	8,539
New York City NY Transitional Finance
Authority Future Tax Revenue	5.375%	2/1/11 (Prere.)	7,310	7,444
New York City NY Transitional Finance
Authority Future Tax Revenue	5.375%	2/1/11 (Prere.)	13,985	14,242
New York City NY Transitional Finance
Authority Future Tax Revenue	5.375%	2/1/11 (Prere.)	8,415	8,570
New York City NY Transitional Finance
Authority Future Tax Revenue	5.500%	2/1/11 (Prere.)	9,500	9,676
New York City NY Transitional Finance
Authority Future Tax Revenue	5.500%	2/1/11 (Prere.)	2,955	3,010
New York City NY Transitional Finance
Authority Future Tax Revenue	5.500%	2/1/11 (Prere.)	1,470	1,497
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	0.300%	12/7/10	5,295	5,295
New York City NY Transitional Finance
Authority Recovery Revenue VRDO	0.290%	12/1/10	1,265	1,265
New York City NY Transitional Finance
Authority Recovery Revenue VRDO	0.240%	12/1/10	1,000	1,000
New York City NY Transitional Finance
Authority Recovery Revenue VRDO	0.270%	12/7/10	50,660	50,660
New York City NY Transitional Finance
Authority Recovery Revenue VRDO	0.270%	12/7/10	3,655	3,655
New York City NY Transitional Finance
Authority Recovery Revenue VRDO	0.280%	12/7/10	15,000	15,000
New York City NY Transitional Finance
Authority Recovery Revenue VRDO	0.300%	12/7/10	55,525	55,525
New York City NY Trust for Cultural
Resources Revenue (School of
American Ballet Inc.) VRDO	0.350%	12/7/10 LOC	7,080	7,080
New York Liberty Development Corp.
Revenue PUT	0.320%	5/5/11	50,000	50,000
New York Metropolitan Transportation
Authority Revenue CP	0.280%	12/3/10 LOC	10,000	10,000
New York Metropolitan Transportation
Authority Revenue CP	0.300%	1/13/11	15,625	15,625
New York State Dormitory Auth. Rev.
(Columbia Univ.) CP	0.290%	3/8/11	12,800	12,800
New York State Dormitory Authority Revenue
(Blythedale Children’s Hospital) VRDO	0.290%	12/7/10 LOC	9,000	9,000
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.290%	12/7/10 LOC	7,270	7,270

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.290%	12/7/10 LOC	24,105	24,105
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.290%	12/7/10 LOC	2,470	2,470
New York State Dormitory Authority Revenue
(City University System)	2.000%	7/1/11	26,640	26,898
New York State Dormitory Authority Revenue
(City University System)	5.500%	7/1/11 (Prere.)	4,090	4,213
1 New York State Dormitory Authority Revenue
(City University System) TOB VRDO	0.300%	12/7/10 (4)	10,905	10,905
New York State Dormitory Authority Revenue
(Columbia University)	5.250%	7/1/11	4,160	4,279
New York State Dormitory Authority Revenue
(Columbia University) CP	0.290%	3/8/11	1,095	1,095
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.240%	12/7/10	60,150	60,150
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.270%	12/7/10	6,000	6,000
New York State Dormitory Authority Revenue
(Highland Community Development Corp.) VRDO	0.250%	12/7/10 LOC	9,170	9,170
New York State Dormitory Authority Revenue
(LeMoyne College) VRDO	0.270%	12/7/10 LOC	4,700	4,700
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
TOB VRDO	0.370%	12/7/10 (4)LOC	15,785	15,785
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
VRDO	0.250%	12/7/10 LOC	71,500	71,500
New York State Dormitory Authority Revenue
(Mount St. Mary College) VRDO	0.300%	12/7/10 LOC	4,900	4,900
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.250%	12/7/10 LOC	8,600	8,600
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.300%	12/7/10 LOC	7,020	7,020
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.300%	12/7/10 LOC	15,115	15,115
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.300%	12/7/10	17,520	17,520
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.270%	12/7/10	21,215	21,215
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.270%	12/7/10	5,000	5,000
1 New York State Dormitory Authority Revenue
(State University Educational Facilities)
TOB VRDO	0.290%	12/7/10 LOC	10,345	10,345
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.240%	12/1/10 LOC	4,390	4,390
New York State Energy Research & Development
Authority Electric Facilities Revenue
(Long Island Lighting Co. Project) VRDO	0.310%	12/7/10 LOC	14,980	14,980
1 New York State Environmental Facilities Corp.
Revenue (Personal Income Tax) TOB VRDO	0.300%	12/7/10	3,185	3,185
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds) TOB VRDO	0.300%	12/7/10	3,645	3,645

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp.
Water Pollution Control Revenue	5.750%	6/15/11 (ETM)	5,950	6,123
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.250%	12/7/10 LOC	15,200	15,200
New York State Housing Finance Agency
Housing Revenue (150 East 44th Street) VRDO	0.270%	12/7/10 LOC	27,000	27,000
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.250%	12/7/10 LOC	15,270	15,270
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I) VRDO	0.260%	12/7/10 LOC	25,200	25,200
New York State Housing Finance Agency
Housing Revenue (Chelsea Apartments) VRDO	0.290%	12/7/10 LOC	66,170	66,170
New York State Housing Finance Agency
Housing Revenue (Clinton Green North) VRDO	0.250%	12/7/10 LOC	10,000	10,000
New York State Housing Finance Agency
Housing Revenue (Clinton Green South) VRDO	0.250%	12/7/10 LOC	15,600	15,600
New York State Housing Finance Agency
Housing Revenue (Saville) VRDO	0.270%	12/7/10 LOC	45,000	45,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.260%	12/7/10 LOC	25,000	25,000
New York State Housing Finance Agency
Housing Revenue (West 23rd Street) VRDO	0.280%	12/7/10 LOC	10,400	10,400
New York State Housing Finance Agency
Housing Revenue (West 37th Street) VRDO	0.290%	12/7/10 LOC	4,200	4,200
New York State Housing Finance Agency
Housing Revenue (West 38th Street) VRDO	0.260%	12/7/10 LOC	15,000	15,000
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.290%	12/7/10 LOC	9,000	9,000
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.350%	12/7/10	12,090	12,090
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.350%	12/7/10	8,805	8,805
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.360%	12/7/10	10,915	10,915
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.360%	12/7/10	11,090	11,090
1 New York State Mortgage Agency
Revenue TOB VRDO	0.300%	12/1/10	1,200	1,200
New York State Power Authority Revenue PUT	0.290%	3/1/11	35,000	35,000
New York State Power Authority Revenue PUT	0.290%	3/1/11	24,650	24,650
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/11 (Prere.)	2,000	2,054
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/11 (Prere.)	3,000	3,081
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.270%	12/7/10 LOC	82,100	82,100
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.270%	12/7/10 LOC	21,300	21,300
North Hempstead NY BAN	2.000%	10/7/11	31,664	32,098
Northport-East Northport NY Union Free
School District TAN	1.600%	6/24/11	39,000	39,276
1 Nuveen New York Performance Plus
Municipal Fund VRDP VRDO	0.480%	12/7/10 LOC	34,500	34,500
1 Nuveen New York Select Quality Municipal
Fund VRDP VRDO	0.550%	12/7/10 LOC	31,000	31,000

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.280%	12/7/10 LOC	6,715	6,715
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.280%	12/7/10 LOC	8,605	8,605
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
University Project) VRDO	0.250%	12/7/10 LOC	8,590	8,590
Onondaga County NY Trust Cultural Resource
Revenue (Syracuse University) VRDO	0.320%	12/7/10 LOC	17,000	17,000
Oyster Bay NY BAN	1.500%	3/11/11	40,000	40,130
Port Washington NY Union Free
School District TAN	2.000%	6/23/11	20,000	20,191
Riverhead NY Industrial Development
Agency Civic Facility Revenue
(Central Suffolk Hospital Project)	0.280%	12/7/10 LOC	6,790	6,790
Riverhead NY Industrial Development
Agency Civic Facility Revenue
(Central Suffolk Hospital Project)	0.280%	12/7/10 LOC	5,000	5,000
Rockland County NY Industrial Development
Agency Civic Facility Revenue
(Dominican College Project)	0.280%	12/7/10 LOC	6,405	6,405
South Orangetown NY Central
School District TAN	2.000%	6/30/11	5,000	5,040
Southampton NY Union Free
School District TAN	2.000%	6/23/11	9,500	9,589
Suffolk County NY Industrial Development
Agency Civic Facility Revenue
(St. Anthonys High School) VRDO	0.260%	12/7/10 LOC	11,500	11,500
Suffolk County NY TAN	2.000%	9/13/11	23,000	23,291
Suffolk County NY Water Authority
Revenue VRDO	0.230%	12/7/10	41,700	41,700
Syosset NY Central School District TAN	1.500%	6/24/11	18,000	18,122
Syracuse NY Industrial Development
Agency Civic Facility Revenue
(Syracuse University Project) VRDO	0.250%	12/7/10 LOC	17,150	17,150
Tompkins County NY BAN	2.000%	12/17/10	20,440	20,455
Tompkins County NY Industrial Development
Agency Civic Facility Revenue
(Cornell University) VRDO	0.300%	12/7/10	9,190	9,190
Tompkins County NY Industrial Development
Agency Civic Facility Revenue
(Ithaca College) VRDO	0.270%	12/7/10 LOC	28,195	28,195
Tompkins County NY Industrial Development
Agency Civic Facility Revenue
(Ithaca College) VRDO	0.270%	12/7/10 LOC	15,000	15,000
1 Triborough Bridge & Tunnel Authority
New York Revenue TOB VRDO	0.300%	12/7/10	10,040	10,040
1 Triborough Bridge & Tunnel Authority
New York Revenue TOB VRDO	0.300%	12/7/10	2,660	2,660
Triborough Bridge & Tunnel Authority
New York Revenue VRDO	0.250%	12/7/10 LOC	36,880	36,880
Triborough Bridge & Tunnel Authority
New York Revenue VRDO	0.280%	12/7/10	25,075	25,075

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority
New York Revenue VRDO	0.290%	12/7/10 (4)	23,495	23,495
Triborough Bridge & Tunnel Authority
New York Revenue VRDO	0.290%	12/7/10 (4)	2,585	2,585
				3,243,471
Puerto Rico (1.0%)
Puerto Rico Sales Tax Financing Corp.
Revenue PUT	5.000%	8/1/11 (Prere.)	5,000	5,154
1 Puerto Rico Sales Tax Financing Corp.
Revenue TOB VRDO	0.300%	12/7/10	28,600	28,600
				33,754
Total Tax-Exempt Municipal Bonds (Cost $3,277,225)				3,277,225
Other Assets and Liabilities (0.6%)
Other Assets				29,297
Liabilities				(11,047)
				18,250
Net Assets (100%)
Applicable to 3,295,300,282 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)				3,295,475
Net Asset Value Per Share				$1.00

At November 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	3,295,476
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(1)
Net Assets	3,295,475

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the aggregate value of these securities was $392,950,000, representing 11.9% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2010
($000)
Investment Income
Income
Interest	9,624
Total Income	9,624
Expenses
The Vanguard Group—Note B
Investment Advisory Services	780
Management and Administrative	4,083
Marketing and Distribution	1,127
Custodian Fees	27
Auditing Fees	21
Shareholders’ Reports	13
Trustees’ Fees and Expenses	5
Total Expenses	6,056
Net Investment Income	3,568
Realized Net Gain (Loss) on Investment Securities Sold	9
Net Increase (Decrease) in Net Assets Resulting from Operations	3,577

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,568	16,425
Realized Net Gain (Loss)	9	195
Net Increase (Decrease) in Net Assets Resulting from Operations	3,577	16,620
Distributions
Net Investment Income	(3,568)	(16,425)
Realized Capital Gain	—	—
Total Distributions	(3,568)	(16,425)
Capital Share Transactions (at $1.00)
Issued	1,737,816	2,350,479
Issued in Lieu of Cash Distributions	3,462	15,817
Redeemed	(2,362,526)	(3,260,687)
Net Increase (Decrease) from Capital Share Transactions	(621,248)	(894,391)
Total Increase (Decrease)	(621,239)	(894,196)
Net Assets
Beginning of Period	3,916,714	4,810,910
End of Period	3,295,475	3,916,714

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.004	.023	.035	.032
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.001	.004	.023	.035	.032
Distributions
Dividends from Net Investment Income	(.001)	(.004)	(.023)	(.035)	(.032)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.001)	(.004)	(.023)	(.035)	(.032)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.10%	0.36%	2.32%	3.60%	3.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,295	$3,917	$4,811	$5,451	$4,379
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%[2]	0.11%[2]	0.10%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.10%	0.37%	2.29%	3.54%	3.25%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New York Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2010, the fund had contributed capital of $576,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of November 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2010

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VNYTX	VNYUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	3.08%	3.16%

Financial Attributes
		Barclays	Barclays
		10 Year	Municipal
		Municipal	Bond
	Fund	Index	Index
Number of Bonds	439	8,595	46,372
Yield to Maturity
(before expenses)	3.5%	3.3%	3.5%
Average Coupon	4.7%	4.9%	5.0%
Average Duration	6.8 years	7.3 years	8.4 years
Average Effective
Maturity	7.6 years	9.9 years	13.4 years
Short-Term
Reserves	5.7%	—	—

Volatility Measures
	Barclays
	10 Year	Barclays
	Municipal	Municipal
	Index	Bond Index
R-Squared	0.87	0.99
Beta	0.97	1.05

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	8.5%
1 - 3 Years	13.9
3 - 5 Years	14.7
5 - 10 Years	51.4
10 - 20 Years	3.5
20 - 30 Years	5.0
Over 30 Years	3.0

Distribution by Credit Quality (% of portfolio)
AAA	21.2%
AA	52.0
A	21.3
BBB	5.0
BB	0.5

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2010, the expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2000, Through November 30, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended November 30, 2010
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	New York Long-Term Tax-Exempt Fund
	Investor Shares	4.20%	4.05%	4.90%	$16,138
••••••••	Barclays Capital Municipal Bond Index	4.76	4.67	5.30	16,754
– – – –	Barclays Capital 10 Year Municipal
	Bond Index	5.51	5.40	5.57	17,200
	New York Municipal Debt Funds
	Average	4.77	3.58	4.29	15,227
New York Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

		Average Annual Total Returns
		Periods Ended November 30, 2010
			Since	Final Value
	One	Five	Inception	of a $50,000
	Year	Years	(5/14/2001)	Investment
New York Long-Term Tax-Exempt
Fund Admiral Shares	4.28%	4.13%	4.75%	$77,867
Barclays Capital Municipal Bond
Index	4.76	4.67	5.09	80,319
Barclays Capital 10 Year Municipal
Bond Index	5.51	5.40	5.39	82,557
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): November 30, 2000, Through November 30, 2010
				Barclays
				10 Year
				Municipal
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2001	4.95%	3.42%	8.37%	8.22%
2002	4.65	2.19	6.84	6.67
2003	4.42	2.78	7.20	6.88
2004	4.29	-0.81	3.48	4.03
2005	4.27	-1.24	3.03	3.01
2006	4.51	2.17	6.68	6.17
2007	4.33	-2.76	1.57	3.51
2008	4.03	-8.66	-4.63	-0.42
2009	4.57	8.69	13.26	12.67
2010	3.93	0.27	4.20	5.51

New York Long-Term Tax-Exempt Fund

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	4.80%	4.46%	4.43%	0.95%	5.38%
Admiral Shares	5/14/2001	4.88	4.54	4.45[1]	0.64[1]	5.09[1]
1 Return since inception.

New York Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
New York (97.8%)
Albany County NY GO	5.000%	10/1/12 (14)	1,605	1,670
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter’s Hospital Project)	5.250%	11/15/27	5,000	4,847
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons North Project)	5.375%	5/1/29 (12)	3,455	3,623
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons North Project)	5.500%	5/1/32 (12)	2,550	2,667
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons South Project)ent
Housing Corp. - Empire Commons South Project)	5.375%	5/1/29 (12)	4,395	4,608
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons South Project)	5.500%	5/1/32 (12)	1,500	1,569
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons West Project)	5.375%	5/1/29 (12)	3,415	3,581
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/40 (4)	2,500	2,504
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/45	3,800	3,775
Brooklyn NY Local Development Corp.
PILOT Revenue (Barclays Center Project)	6.000%	7/15/30	9,000	9,202
Brooklyn NY Local Development Corp.
PILOT Revenue (Barclays Center Project)	6.375%	7/15/43	9,000	9,323
Broome County NY Public Safety
Facility Project COP	5.250%	4/1/15 (14)	335	336
Broome County NY Public Safety
Facility Project COP	5.250%	4/1/15 (14)(ETM)	2,225	2,234
Buffalo NY GO	5.125%	2/1/12 (2)	1,870	1,883
Buffalo NY GO	5.125%	2/1/13 (2)	2,945	2,965

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
City of Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,508
City of Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	5,000	4,966
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/19	4,500	5,052
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/20 (4)	3,510	3,861
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/21 (4)	5,000	5,366
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/22 (4)	4,500	4,763
Erie Tobacco Asset Securitization Corp.
Tobacco Settlement New York Revenue	5.000%	6/1/45	1,000	738
Hempstead NY GO	4.000%	8/15/11	3,000	3,079
Hempstead NY GO	2.500%	2/1/12	1,015	1,039
Hempstead NY GO	4.000%	1/15/13	1,500	1,603
Hempstead NY GO	3.000%	4/15/13	5,070	5,332
Hempstead NY GO	4.000%	8/15/13	1,000	1,086
Hempstead NY GO	5.000%	1/15/14	1,740	1,951
Hempstead NY GO	3.000%	4/15/14	5,155	5,483
Hempstead NY GO	5.000%	1/15/15	1,000	1,148
Hempstead NY Industrial Development
Agency Civic Facility Revenue
(Hofstra University)	5.250%	7/1/17	2,360	2,536
Hempstead NY Industrial Development
Agency Civic Facility Revenue
(Hofstra University)	5.250%	7/1/19	3,200	3,438
Hudson Yards Infrastructure Corp.
New York Revenue	4.500%	2/15/47 (14)	10,000	9,224
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/47	15,600	15,085
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/47 (3)	20,000	19,340
Liberty New York Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	18,800	18,799
Long Island NY Power Authority
Electric System Revenue	5.000%	12/1/18 (14)	25,000	27,634
Long Island NY Power Authority
Electric System Revenue	5.250%	4/1/19	15,000	17,133
Long Island NY Power Authority
Electric System Revenue	0.000%	6/1/24 (4)	19,830	11,647
Long Island NY Power Authority
Electric System Revenue	0.000%	6/1/27 (4)	15,905	7,743
Long Island NY Power Authority
Electric System Revenue	5.125%	9/1/29	10,000	9,969
Long Island NY Power Authority
Electric System Revenue	6.250%	4/1/33	2,000	2,207
Metropolitan New York Transportation
Authority Revenue	5.750%	7/1/18	7,490	8,845
Metropolitan New York Transportation
Authority Revenue	4.750%	11/15/23 (14)	8,600	8,800

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Metropolitan New York Transportation
Authority Revenue	5.000%	11/15/23	4,500	4,708
Metropolitan New York Transportation
Authority Revenue	6.250%	11/15/23	5,000	5,690
Metropolitan New York Transportation
Authority Revenue	5.000%	11/15/27 (14)	10,000	10,170
1 Metropolitan New York Transportation
Authority Revenue	5.250%	11/15/28	1,000	1,041
Metropolitan New York Transportation
Authority Revenue	6.500%	11/15/28	5,000	5,648
1 Metropolitan New York Transportation
Authority Revenue	5.250%	11/15/29	1,000	1,035
Metropolitan New York Transportation
Authority Revenue	5.000%	11/15/30	5,000	5,039
1 Metropolitan New York Transportation
Authority Revenue	5.250%	11/15/30	1,150	1,184
Metropolitan New York Transportation
Authority Revenue	5.125%	11/15/31	4,450	4,463
Metropolitan New York Transportation
Authority Revenue	5.000%	11/15/33	7,000	6,906
1 Metropolitan New York Transportation
Authority Revenue	5.000%	11/15/34	5,000	4,904
Metropolitan New York Transportation
Authority Revenue	5.000%	11/15/37	14,250	13,839
1 Metropolitan New York Transportation
Authority Revenue	5.250%	11/15/40	7,500	7,433
Metropolitan New York Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.500%	11/15/13 (4)	6,000	6,523
Metropolitan New York Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	5,300
Metropolitan New York Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,219
Metropolitan New York Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/30	4,000	4,198
2 Metropolitan New York Transportation
Authority Revenue (Dedicated Petroleum Tax)
TOB VRDO	0.310%	12/7/10 (4)	6,900	6,900
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17	10,000	11,744
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.125%	1/1/29	23,000	23,202
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.000%	7/1/30 (2)	1,760	1,765
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/16 (14)	4,000	4,260
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/17 (14)	5,000	5,354
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/17 (2)	35,000	37,478
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/19 (14)	5,500	5,815
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/20 (14)	7,000	7,455
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	5,000	5,268

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/22 (14)	8,310	8,639
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	40,550	44,970
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	4,019
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,334
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	3,904
Nassau County NY GO	5.000%	10/1/20	9,025	10,036
Nassau County NY Tobacco Settlement Corp.	5.250%	6/1/26	1,500	1,361
Nassau County NY Tobacco Settlement Corp.	5.000%	6/1/35	9,000	7,036
Nassau County NY Tobacco Settlement Corp.	5.125%	6/1/46	8,105	6,007
New York City NY Cultural Resources Revenue
(American Museum of Natural History)	5.000%	7/1/44 (14)	5,000	5,026
New York City NY Cultural Resources Revenue
(Julliard School)	5.000%	1/1/34	4,000	4,170
New York City NY Cultural Resources Revenue
(Julliard School)	5.000%	1/1/39	4,000	4,137
New York City NY Cultural Resources Revenue
(Julliard School) PUT	2.750%	7/1/12	4,000	4,100
New York City NY Cultural Resources Revenue
(Julliard School) PUT	2.100%	7/1/15	14,500	14,614
New York City NY GO	5.000%	8/1/13	2,370	2,612
New York City NY GO	5.125%	8/1/13 (4)	40	41
New York City NY GO	5.500%	8/1/13 (Prere.)	300	338
New York City NY GO	5.750%	8/1/13	7,500	8,067
New York City NY GO	5.000%	8/15/13	1,000	1,103
New York City NY GO	5.000%	1/1/14	3,360	3,717
New York City NY GO	5.000%	2/1/14	3,500	3,882
New York City NY GO	5.000%	8/1/14	2,500	2,816
New York City NY GO	5.000%	8/1/14	2,800	3,154
New York City NY GO	5.000%	8/1/14	2,330	2,624
New York City NY GO	5.000%	8/1/14	2,505	2,822
New York City NY GO	5.000%	8/1/14	2,500	2,807
New York City NY GO	5.000%	8/1/14	1,140	1,280
New York City NY GO	5.200%	8/1/14 (4)	5	5
New York City NY GO	5.250%	8/1/14	1,390	1,578
New York City NY GO	5.000%	4/1/15 (4)	4,760	5,423
New York City NY GO	5.000%	8/1/15	2,455	2,809
New York City NY GO	5.000%	8/1/16	16,925	19,521
New York City NY GO	5.000%	8/1/16	5,000	5,767
New York City NY GO	5.000%	8/1/16	4,160	4,798
New York City NY GO	5.000%	8/1/16	7,050	8,131
New York City NY GO	5.000%	2/1/17	8,835	10,139
New York City NY GO	5.000%	3/1/17	10,000	11,483
New York City NY GO	5.000%	8/1/17	7,500	8,630
New York City NY GO	5.000%	8/1/17	3,000	3,452
New York City NY GO	5.000%	9/1/17	3,955	4,445
New York City NY GO	5.000%	8/1/18	7,500	8,616
New York City NY GO	5.000%	8/1/19	5,000	5,693
New York City NY GO	5.000%	8/1/19	3,000	3,416

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/20	7,500	8,420
New York City NY GO	5.000%	8/1/20	8,380	9,509
New York City NY GO	5.000%	8/1/20	750	851
New York City NY GO	5.500%	8/1/20	2,200	2,399
New York City NY GO	5.000%	8/1/21	1,000	1,071
New York City NY GO	5.000%	8/1/21	2,000	2,231
New York City NY GO	5.250%	9/1/21	8,000	8,970
New York City NY GO	5.000%	8/1/22	4,250	4,654
New York City NY GO	5.000%	8/1/22	4,000	4,417
New York City NY GO	5.000%	8/1/22	10,000	10,618
New York City NY GO	5.250%	8/15/22	10,000	11,024
New York City NY GO	5.250%	9/1/22	17,000	18,749
New York City NY GO	5.000%	10/1/22	2,985	3,215
New York City NY GO	5.250%	8/15/24	15,000	16,313
New York City NY GO	5.000%	1/1/25	10,000	10,519
New York City NY GO	5.000%	8/1/25	8,000	8,399
New York City NY GO	5.000%	10/1/25	10,000	10,574
New York City NY GO	5.000%	1/1/26	6,360	6,658
New York City NY GO	5.000%	4/1/26	15,800	16,672
New York City NY GO	5.000%	8/15/26	14,500	15,334
New York City NY GO	5.250%	8/15/26	5,100	5,477
New York City NY GO	5.000%	5/15/28	4,500	4,721
New York City NY GO	5.000%	8/1/28	7,000	7,351
New York City NY GO	5.000%	8/1/28	2,000	2,110
New York City NY GO	6.250%	10/15/28	1,035	1,187
New York City NY GO	5.625%	4/1/29	3,000	3,269
New York City NY GO	5.450%	4/1/31	8,500	9,051
New York City NY GO	5.000%	5/15/31	5,000	5,156
New York City NY GO	5.375%	4/1/36	4,000	4,187
New York City NY GO	5.000%	5/15/36	4,250	4,341
2 New York City NY GO TOB VRDO	0.290%	12/1/10 LOC	6,890	6,890
2 New York City NY GO TOB VRDO	0.300%	12/7/10	5,970	5,970
New York City NY GO VRDO	0.280%	12/1/10 LOC	1,050	1,050
New York City NY GO VRDO	0.290%	12/1/10 LOC	17,050	17,050
New York City NY GO VRDO	0.290%	12/1/10	22,780	22,780
New York City NY GO VRDO	0.300%	12/1/10 (4)	2,500	2,500
New York City NY GO VRDO	0.300%	12/1/10 (4)	3,900	3,900
New York City NY GO VRDO	0.300%	12/1/10 (4)	1,600	1,600
New York City NY GO VRDO	0.300%	12/1/10 LOC	2,300	2,300
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/12	10	10
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/15	2,500	2,792
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/17	2,500	2,819
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/18	1,500	1,679
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,161
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	15,000	15,298
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,162
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,498

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,597
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,588
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,373
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	1,910
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	5.000%	1/1/31 (2)	20,640	18,718
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	5.000%	1/1/39 (2)	2,875	2,494
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,332
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/34 (12)	10,285	2,697
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/35 (12)	4,305	1,061
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/36 (14)	14,800	14,165
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium Project)	7.000%	3/1/49 (12)	8,000	9,032
New York City NY Industrial Development
Agency Special Facility Revenue
(New York Stock Exchange Project)	5.000%	5/1/29	2,020	2,046
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	8,420
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/17	24,515	26,191
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	3,390
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	3,081
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	9,500	9,755
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	5,000	5,247
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	13,355	13,921
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	11,000	11,271
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,000	6,186
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	15,000	15,779
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/33	10,000	10,068
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.125%	6/15/33 (14)	6,995	7,180
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	4,480	4,518

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	1,000	1,009
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	20,055	20,244
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	4,180	4,252
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/38	1,000	1,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	37,505	38,110
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	5,000	5,048
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	10,000	10,237
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,115
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	13,895
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	7,803
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	19,827
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	10,075	10,940
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.280%	12/1/10	3,900	3,900
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.280%	12/1/10	9,000	9,000
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.300%	12/7/10	5,840	5,840
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.220%	12/1/10	6,700	6,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.240%	12/1/10	1,000	1,000
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/23 (14)	6,100	6,426
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/24 (14)	12,000	12,563
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/25 (14)	20,225	21,089
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/26 (14)	2,540	2,670
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	1/15/17	3,000	3,393
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	1/15/24 (14)	6,740	7,002
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/25	9,500	10,282
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/25 (14)	5,200	5,454

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/26	5,000	5,379
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/26 (14)	6,150	6,420
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	1/15/30	500	517
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	1/15/32	500	516
New York City NY Transitional Finance
Authority Building Aid Revenue	5.125%	1/15/33	7,000	7,256
New York City NY Transitional Finance
Authority Building Aid Revenue	5.125%	1/15/34	10,000	10,325
New York City NY Transitional Finance
Authority Building Aid Revenue	4.750%	1/15/38	20,000	19,878
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/39	6,875	7,099
New York City NY Transitional Finance
Authority Future Tax Revenue	5.500%	11/1/26	4,000	4,163
New York City NY Transitional Finance
Authority Future Tax Revenue	5.375%	2/15/12 (Prere.)	9,395	9,937
New York City NY Transitional Finance
Authority Future Tax Revenue	5.500%	2/15/12 (Prere.)	2,735	2,898
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	8/1/12 (Prere.)	3,750	4,042
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/13 (Prere.)	570	626
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/13 (Prere.)	5	6
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/19 (14)	3,930	4,247
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/20	1,710	1,959
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/21	5,000	5,641
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/24	7,710	8,406
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/26	3,360	3,530
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/29	5,000	5,274
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/30	5,000	5,241
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/30	23,500	24,574
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/32	2,005	2,017
New York City NY Transitional Finance
Authority Future Tax Revenue VRDO	0.280%	12/7/10	25,150	25,150
New York City NY Transitional Finance
Authority Recovery Revenue VRDO	0.310%	12/1/10	5,600	5,600
New York Convention Center
Development Corp. Revenue (Hotel Unit)	5.000%	11/15/44 (2)	10,000	9,729
New York GO	5.000%	2/15/39	9,500	9,744
New York Liberty Development Corp. Revenue	5.125%	1/15/44	7,000	6,983
New York Liberty Development Corp. Revenue	5.625%	7/15/47	3,000	3,078
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,000	10,421

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	15,530	16,667
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/19 (14)	2,420	2,594
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/20 (14)	2,555	2,707
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/21 (14)	1,680	1,767
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/22 (14)	2,825	2,953
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/23 (14)	1,120	1,165
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/27 (4)	4,520	4,655
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/36 (4)	3,575	3,554
New York State Dormitory Authority Lease
Revenue (Municipal Health Facilities
Improvement Program)	5.000%	1/15/13	8,440	9,066
New York State Dormitory Authority Revenue
(Catholic Health Services of Long Island
Obligated Group – St. Charles Hospital &
Rehabilitation Center)	5.500%	7/1/22 (14)	10,000	10,048
New York State Dormitory Authority Revenue
(City University System)	5.750%	7/1/11 (3)	1,740	1,781
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/20	3,410	3,797
New York State Dormitory Authority Revenue
(City University System)	5.500%	7/1/20 (14)	14,525	16,809
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/23	4,000	4,339
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	5,000	5,384
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	4,670	4,895
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/13	3,475	3,849
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/19	4,900	5,518
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/19	5,100	5,564
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/21	6,990	7,783
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/31	6,905	7,143
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/35	1,500	1,533
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	34,000	34,763
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/35	13,000	13,119
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	4.000%	2/15/11	2,190	2,206
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.500%	2/15/17	10,000	11,641

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/25 (14)	6,575	6,882
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/25 (4)	2,735	2,865
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/28 (4)	500	514
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	7,000	7,404
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	4,722
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	5,000	5,105
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/15	1,000	1,111
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/16	1,000	1,118
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/17	1,000	1,116
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/18	2,000	2,217
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/20	1,000	1,088
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/21	1,000	1,071
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/28	3,940	3,935
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	4.500%	7/1/37 (14)	4,820	4,397
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	3,000	3,091
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	8,000	8,226
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,500	1,847
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/38	15,700	15,957
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/20	3,965	4,149
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/21	4,035	4,187
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/22	4,285	4,423
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/26	5,495	5,520

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/26	1,800	1,818
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/32	6,500	6,374
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	11,950	13,520
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	3,000	3,445
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	3,000	3,414
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22	10,070	10,965
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,458
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26 (2)	7,500	7,695
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,225	2,344
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	3,000	3,163
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	3,000	3,144
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	5,000	5,183
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/31	21,515	22,390
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	3,000	3,082
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/35	10,000	10,193
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	11,016
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	7,000	7,147
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	10,000	10,401
2 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.300%	12/7/10	11,950	11,950
2 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.300%	12/7/10	5,000	5,000
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/16 (12)	750	857
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/18 (12)	570	650
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29 (12)	3,750	3,861
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	4.000%	7/1/15	1,000	1,082
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/17	1,250	1,417
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/19	1,100	1,227

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/20	1,000	1,105
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	4.250%	7/1/32	2,000	1,823
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,029
2 New York State Dormitory Authority Revenue
(Rockefeller University) TOB VRDO	0.300%	12/7/10	7,565	7,565
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (12)	1,500	1,674
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (12)	2,500	2,751
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	2,000	2,277
New York State Dormitory Authority Revenue
(St. John’s University)	5.250%	7/1/32 (14)	9,000	9,257
New York State Dormitory Authority Revenue
(St. Joseph’s Hospital)	5.250%	7/1/18 (14)	6,700	6,704
New York State Dormitory Authority Revenue
(St. Lawrence University)	5.000%	7/1/14	16,000	17,476
New York State Dormitory Authority Revenue
(State University Educational Facilities)	6.000%	5/15/12 (14)	16,160	16,391
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.250%	5/15/13	5,000	5,298
New York State Dormitory Authority Revenue
(State University Educational Facilities)	6.000%	5/15/13 (14)	17,285	17,527
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.750%	5/15/17 (4)	3,750	4,511
1 New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	3,000	3,036
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/31 (14)	8,765	8,850
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/36 (14)	6,190	6,190
1 New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	3,000	3,051
1 New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	3,000	3,119
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/32	8,405	8,519
New York State Dormitory Authority Revenue
(Vassar Brothers Hospital)	5.250%	7/1/17 (4)	8,025	8,049
New York State Dormitory Authority Revenue
(Vassar Brothers Hospital)	5.375%	7/1/25 (4)	7,000	7,021
New York State Dormitory Authority Revenue
(Vassar College)	5.000%	7/1/46	10,000	10,083
2 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.300%	12/7/10	6,655	6,655
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/19 (2)	2,425	2,669
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/21 (2)	1,750	1,838
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/22 (2)	3,425	3,578

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Energy Research & Development
Authority Pollution Control Revenue (New York
State Electric & Gas Corp. Project) ARS	0.705%	4/1/34 (14)	10,000	9,629
New York State Energy Research & Development
Authority Pollution Control Revenue (New York
State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	7,500	7,534
New York State Energy Research & Development
Authority Pollution Control Revenue (New York
State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	7,500	7,534
New York State Energy Research & Development
Authority Pollution Control Revenue (Rochester
Gas & Electric Corp. Project) PUT	5.000%	8/1/16 (14)	7,750	8,180
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	8,000	8,763
3 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.250%	6/15/16	3,095	3,293
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.250%	6/15/19	11,335	12,088
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/22	4,950	5,453
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	4,540	4,861
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	4.750%	6/15/32	12,240	12,432
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/34	5,000	5,055
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/34	6,000	6,220
New York State Environmental Facilities Corp.
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	2.500%	1/2/13	5,000	4,988
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water
New Rochelle Inc. Project)	4.875%	9/1/40	4,000	3,741
New York State Environmental Facilities Corp.
Water Pollution Control Revenue	5.750%	6/15/12 (4)(ETM)	2,870	3,101
New York State Environmental Facilities Corp.
Water Pollution Control Revenue	5.750%	6/15/12 (4)(ETM)	5,585	6,035
New York State Housing Finance Agency
Revenue (Personal Income Tax)	5.000%	3/15/38	15,245	15,410
New York State Local Government
Assistance Corp. Revenue	5.500%	4/1/17	2,015	2,379
New York State Local Government
Assistance Corp. Revenue VRDO	0.280%	12/7/10	10,700	10,700
New York State Mortgage Agency Revenue
(NYHELP’s Education Loan)	4.750%	11/1/24	11,890	12,036
New York State Power Authority Revenue	5.250%	11/15/12 (Prere.)	20,710	22,597
New York State Thruway Authority Revenue	5.000%	1/1/19 (14)	9,000	10,014

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue	5.000%	1/1/26 (14)	4,695	4,900
New York State Thruway Authority Revenue	5.000%	1/1/27 (14)	2,000	2,075
New York State Thruway Authority Revenue	5.000%	1/1/28 (14)	2,500	2,575
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/14 (2)	32,400	34,291
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	5,050	5,758
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	24,500	27,681
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	5,000	5,893
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	9,000	9,495
New York State Thruway Authority Revenue
(Personal Income Tax)	5.250%	3/15/19	10,765	12,560
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge
Trust Fund)	5.000%	4/1/17	1,500	1,752
New York State Urban Development
Corp. Revenue	5.000%	1/1/14	13,000	14,313
New York State Urban Development
Corp. Revenue	5.000%	1/1/16	10,000	11,345
New York State Urban Development
Corp. Revenue	5.250%	1/1/17	2,095	2,421
New York State Urban Development
Corp. Revenue	5.625%	1/1/28	3,860	4,138
New York State Urban Development
Corp. Revenue (Personal Income Tax)	5.000%	12/15/18	4,360	5,052
New York State Urban Development
Corp. Revenue (Personal Income Tax)	5.000%	12/15/19	4,445	5,106
New York State Urban Development
Corp. Revenue (Personal Income Tax)	5.000%	12/15/20	8,240	9,303
New York State Urban Development
Corp. Revenue (Personal Income Tax)	5.000%	3/15/23 (4)	7,860	8,342
New York State Urban Development
Corp. Revenue (Personal Income Tax)	5.000%	3/15/37	7,000	7,136
New York State Urban Development
Corp. Revenue (Service Contract)	5.000%	1/1/17	4,000	4,566
New York State Urban Development
Corp. Revenue (Service Contract)	5.000%	1/1/18	6,000	6,831
New York State Urban Development
Corp. Revenue (Service Contract)	5.000%	1/1/19	6,935	7,855
New York State Urban Development
Corp. Revenue (Service Contract)	5.000%	1/1/20	7,530	8,396
New York State Urban Development
Corp. Revenue (Service Contract)	5.000%	1/1/21	1,355	1,494
New York State Urban Development
Corp. Revenue (Service Contract)	5.250%	1/1/24	10,000	10,696
Niagara Falls NY Bridge Commission Revenue	5.250%	10/1/15 (14)	3,550	3,755
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	10,676
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	11,486
North Hempstead NY GO	6.400%	4/1/11 (14)	2,075	2,116
Port Authority of New York &
New Jersey Revenue	5.000%	8/15/28 (4)	10,000	10,487

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/30	5,940	6,115
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/31	4,000	4,177
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/32	6,500	6,756
Port Authority of New York &
New Jersey Revenue	4.750%	7/15/33	9,700	9,749
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/33	6,990	7,129
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/35	6,500	6,695
Port Authority of New York &
New Jersey Revenue	5.000%	9/1/38	10,000	10,066
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/39	10,765	11,046
Port Authority of New York &
New Jersey Revenue	4.250%	7/15/40	2,750	2,537
St. Lawrence County NY Industrial
Development Civic Facility Revenue
(St. Lawrence University)	5.000%	10/1/16	3,510	3,998
2 Suffolk County NY GO TOB VRDO	0.330%	12/7/10 (14)	3,265	3,265
Suffolk County NY Industrial Development
Agency Civic Facility Revenue
(Institute of Technology Project)	5.250%	3/1/19	500	523
Suffolk County NY Industrial Development
Agency Civic Facility Revenue
(Institute of Technology Project)	5.250%	3/1/20	1,000	1,034
Suffolk County NY Industrial Development
Agency Civic Facility Revenue
(Institute of Technology Project)	5.000%	3/1/26	2,000	2,000
Suffolk County NY Water Authority Revenue	5.250%	6/1/11 (ETM)	2,380	2,440
Suffolk County NY Water Authority Revenue	5.250%	6/1/12 (ETM)	4,290	4,595
Suffolk County NY Water Authority Revenue	5.250%	6/1/17 (ETM)	1,695	1,859
Tobacco Settlement Asset Securitization
Corp. Inc. New York	4.750%	6/1/22	13,100	12,951
Tobacco Settlement Asset Securitization
Corp. Inc. New York	5.000%	6/1/26	6,500	6,229
Tobacco Settlement Asset Securitization
Corp. Inc. New York	5.000%	6/1/34	8,965	7,228
Tobacco Settlement Asset Securitization
Corp. Inc. New York	5.125%	6/1/42	21,660	16,746
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	1/1/15	2,930	3,064
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	11/15/15	9,500	11,091
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	1/1/18	2,330	2,426
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	11/15/18	185	198
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	11/15/19	43,025	45,952
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/28	2,675	2,822

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/32 (14)	3,150	3,196
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/33	3,385	3,474
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/37	13,310	13,525
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	11/15/38	25,000	25,761
United Nations Development Corp.
New York Revenue	5.000%	7/1/20	3,340	3,705
Westchester County NY GO	4.000%	6/1/14	9,375	10,345
Westchester County NY GO	4.000%	6/1/15	9,760	10,933
				2,977,860
Puerto Rico (1.7%)
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/12 (14)(Prere.)	6,500	7,056
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/16 (14)	16,345	17,173
Puerto Rico GO	5.500%	7/1/13 (3)	6,000	6,451
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/17 (4)	4,000	4,201
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,097
Puerto Rico Sales Tax Financing Corp. Revenue	6.000%	8/1/42	5,000	5,269
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	8,000	8,889
				50,136
Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/11	2,000	2,056
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/23	2,000	2,027
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,100	1,093
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,000	4,898
				10,074
Total Tax-Exempt Municipal Bonds (Cost $2,958,346)				3,038,070
Other Assets and Liabilities (0.2%)
Other Assets				45,684
Liabilities				(39,571)
				6,113
Net Assets (100%)				3,044,183

New York Long-Term Tax-Exempt Fund

At November 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	3,016,866
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(52,399)
Unrealized Appreciation (Depreciation)
Investment Securities	79,724
Futures Contracts	(8)
Net Assets	3,044,183

Investor Shares—Net Assets
Applicable to 54,022,716 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)	596,309
Net Asset Value Per Share—Investor Shares	$11.04

Admiral Shares—Net Assets
Applicable to 221,764,880 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)	2,447,874
Net Asset Value Per Share—Admiral Shares	$11.04

See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2010.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the aggregate value of these securities was $72,935,000, representing 2.4% of net assets.
3 Securities with a value of $1,809,000 have been segregated as initial margin for open futures contracts.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2010
($000)
Investment Income
Income
Interest	125,158
Total Income	125,158
Expenses
The Vanguard Group—Note B
Investment Advisory Services	276
Management and Administrative—Investor Shares	1,160
Management and Administrative—Admiral Shares	2,032
Marketing and Distribution—Investor Shares	215
Marketing and Distribution—Admiral Shares	548
Custodian Fees	23
Auditing Fees	27
Shareholders’ Reports—Investor Shares	22
Shareholders’ Reports—Admiral Shares	5
Trustees’ Fees and Expenses	4
Total Expenses	4,312
Net Investment Income	120,846
Realized Net Gain (Loss)
Investment Securities Sold	17,600
Futures Contracts	(3,247)
Realized Net Gain (Loss)	14,353
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(6,491)
Futures Contracts	133
Change in Unrealized Appreciation (Depreciation)	(6,358)
Net Increase (Decrease) in Net Assets Resulting from Operations	128,841

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	120,846	117,376
Realized Net Gain (Loss)	14,353	(36,045)
Change in Unrealized Appreciation (Depreciation)	(6,358)	261,064
Net Increase (Decrease) in Net Assets Resulting from Operations	128,841	342,395
Distributions
Net Investment Income
Investor Shares	(28,376)	(28,896)
Admiral Shares	(92,470)	(88,480)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(120,846)	(117,376)
Capital Share Transactions
Investor Shares	(140,316)	36,260
Admiral Shares	191,452	121,346
Net Increase (Decrease) from Capital Share Transactions	51,136	157,606
Total Increase (Decrease)	59,131	382,625
Net Assets
Beginning of Period	2,985,052	2,602,427
End of Period	3,044,183	2,985,052

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.01	$10.13	$11.09	$11.44	$11.27
Investment Operations
Net Investment Income	.429	.442	.463	.486	.486
Net Realized and Unrealized Gain (Loss)
on Investments	.032	.880	(.960)	(.315)	.243
Total from Investment Operations	.461	1.322	(.497)	.171	.729
Distributions
Dividends from Net Investment Income	(.429)	(.442)	(.463)	(.486)	(.486)
Distributions from Realized Capital Gains	—	—	—	(.035)	(.073)
Total Distributions	(.429)	(.442)	(.463)	(.521)	(.559)
Net Asset Value, End of Period	$11.04	$11.01	$10.13	$11.09	$11.44

Total Return[1]	4.20%	13.26%	-4.63%	1.57%	6.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$596	$732	$639	$680	$671
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	3.84%	4.13%	4.28%	4.36%	4.33%
Portfolio Turnover Rate	29%	29%	38%	10%	9%

1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.01	$10.13	$11.09	$11.44	$11.27
Investment Operations
Net Investment Income	.438	.451	.470	.494	.495
Net Realized and Unrealized Gain (Loss)
on Investments	.032	.880	(.960)	(.315)	.243
Total from Investment Operations	.470	1.331	(.490)	.179	.738
Distributions
Dividends from Net Investment Income	(.438)	(.451)	(.470)	(.494)	(.495)
Distributions from Realized Capital Gains	—	—	—	(.035)	(.073)
Total Distributions	(.438)	(.451)	(.470)	(.529)	(.568)
Net Asset Value, End of Period	$11.04	$11.01	$10.13	$11.09	$11.44

Total Return	4.28%	13.35%	-4.56%	1.64%	6.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,448	$2,253	$1,963	$1,990	$1,799
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.92%	4.21%	4.35%	4.43%	4.40%
Portfolio Turnover Rate	29%	29%	38%	10%	9%

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.

The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New York Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2010, the fund had contributed capital of $557,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.22% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of November 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,038,070	—
Futures Contracts—Assets[1]	135	—	—
Total	135	3,038,070	—
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year United States Treasury Note	March 2011	208	45,630	(8)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

New York Long-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at November 30, 2010, the fund had available capital loss carryforwards totaling $50,305,000 to offset future net capital gains of $18,758,000 through November 30, 2015, and $31,547,000 through November 30, 2017.

The fund had realized losses totaling $2,102,000 through November 30, 2010, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At November 30, 2010, the cost of investment securities for tax purposes was $2,960,448,000. Net unrealized appreciation of investment securities for tax purposes was $77,622,000, consisting of unrealized gains of $97,810,000 on securities that had risen in value since their purchase and $20,188,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended November 30, 2010, the fund purchased $868,181,000 of investment securities and sold $849,984,000 of investment securities, other than U.S. government securities and temporary cash investments.

G. Capital share transactions for each class of shares were:

			Year Ended November 30,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	212,422	19,066	231,884	21,706
Issued in Lieu of Cash Distributions	23,025	2,063	23,282	2,170
Redeemed	(375,763)	(33,653)	(218,906)	(20,459)
Net Increase (Decrease)—Investor Shares	(140,316)	(12,524)	36,260	3,417
Admiral Shares
Issued	537,226	48,157	529,920	49,697
Issued in Lieu of Cash Distributions	66,403	5,950	63,550	5,923
Redeemed	(412,177)	(37,035)	(472,124)	(44,799)
Net Increase (Decrease)—Admiral Shares	191,452	17,072	121,346	10,821

H. In preparing the financial statements as of November 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard New York Tax-Free Funds and the Shareholders of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (constituting two separate portfolios of Vanguard New York Tax-Free Funds, hereafter referred to as the “Funds”) at November 30, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2010 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

January 13, 2011

Special 2010 tax information (unaudited) for Vanguard New York Tax-Exempt Funds

This information for the fiscal year ended November 30, 2010, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2010	11/30/2010	Period
Based on Actual Fund Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,000.53	$0.85
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,007.88	$1.01
Admiral Shares	1,000.00	1,008.28	0.60
Based on Hypothetical 5% Yearly Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,024.22	$0.86
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.07	$1.01
Admiral Shares	1,000.00	1,024.47	0.61

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the New York Tax-Exempt Money Market Fund, 0.17%; and for the New York Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. The credit ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For Vanguard tax-exempt money market funds, the Distribution by Credit Quality table was revised to include tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is a security that is eligible for money market funds and has received a short-term rating from the requisite nationally recognized statistical rating organizations in the highest short-term rating category for debt obligations. An unrated security is First Tier if it represents quality comparable to that of a rated security as determined in accordance with SEC Rule 2a-7. A Second Tier security is a security that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings for each issue are obtained from Moody’s Investors Service and Standard & Poor’s, and the higher rating for each issue is used.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008) .	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components) .	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm) .	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008) .
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010) .	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008) .

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q760 012011

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2010: $48,000
Fiscal Year Ended November 30, 2009: $43,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2010: $3,607,060
Fiscal Year Ended November 30, 2009: $3,354,640

(b) Audit-Related Fees.

Fiscal Year Ended November 30, 2010: $791,350
Fiscal Year Ended November 30, 2009: $876,210

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended November 30, 2010: $336,090
Fiscal Year Ended November 30, 2009: $423,070

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended November 30, 2010: $16,000
Fiscal Year Ended November 30, 2009: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2010: $352,090
Fiscal Year Ended November 30, 2009: $423,070

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 25, 2011

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 25, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.